Reportable Segment Information - Reconciliation of Segment Information (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2011	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Service revenue		$ 282,730,000	$ 116,904,000	$ 668,153,000	$ 272,999,000	$ 436,920,270	$ 569,617,758
Earnings Before Income Taxes, Depreciation and Amortization, Adjusted For One-Time And Nonrecurring Charges		47,768,000	1,335,000	94,655,000	1,570,000
Adjusted EBITDA						7,816,188	60,149,258
Depreciation and amortization		14,745,000	10,790,000	38,602,000	32,669,000	43,541,679	50,133,993
Property and equipment impairment expense				0	0	6,305,426	36,609,332
Goodwill impairment expense						1,177,148	0
Goodwill		9,425,000	10,602,000	9,425,000	10,602,000	9,424,999	10,602,147
Capital expenditures	$ 13,000,000	62,517,000	11,843,000	206,328,000	21,894,000	46,008,240	71,676,645
Total assets		638,591,000		638,591,000		541,422,298	446,454,334
Pressure Pumping
Segment Reporting Information [Line Items]
Service revenue		271,924,000	109,697,000	639,355,000	251,410,000	409,014,337	510,198,128
Earnings Before Income Taxes, Depreciation and Amortization, Adjusted For One-Time And Nonrecurring Charges		50,013,000	2,951,000	98,296,000	6,500,000
Adjusted EBITDA						15,655,202	62,540,290
Depreciation and amortization		13,637,000	9,274,000	35,228,000	27,905,000	37,281,862	38,368,650
Property and equipment impairment expense						0	7,979,906
Goodwill impairment expense						0
Goodwill		9,425,000	9,425,000	9,425,000	9,425,000	9,424,999	9,424,999
Capital expenditures		61,752,000	11,641,000	203,097,000	21,582,000	45,472,835	69,029,321
Total assets		604,769,000		604,769,000		501,905,907	398,449,448
All Other
Segment Reporting Information [Line Items]
Service revenue		10,806,000	7,207,000	28,798,000	21,589,000	27,905,933	59,419,630
Earnings Before Income Taxes, Depreciation and Amortization, Adjusted For One-Time And Nonrecurring Charges		(2,245,000)	(1,616,000)	(3,641,000)	(4,930,000)
Adjusted EBITDA						(7,839,014)	(2,391,032)
Depreciation and amortization		1,108,000	1,516,000	3,374,000	4,764,000	6,259,817	11,765,343
Property and equipment impairment expense						6,305,426	28,629,426
Goodwill impairment expense						1,177,148
Goodwill		0	1,177,000	0	1,177,000	0	1,177,148
Capital expenditures		765,000	$ 202,000	3,231,000	$ 312,000	535,405	2,647,324
Total assets		$ 33,822,000		$ 33,822,000		$ 39,516,391	$ 48,004,886